Loans and borrowings - Terms and Conditions of Loans and Borrowings (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Sep. 28, 2021	Sep. 27, 2021	Jun. 18, 2021
Disclosure of detailed information about borrowings [line items]
Carrying amount	$ 510,754,000	$ 508,595,000
Current portion of loans and borrowings	(8,652,000)	(7,349,000)
Loans and borrowings	502,102,000	501,246,000
Total credit facilities
Disclosure of detailed information about borrowings [line items]
Carrying amount	498,199,000	500,282,000
Term loan facilities
Disclosure of detailed information about borrowings [line items]
Facility	504,292,000	511,971,000			$ 511,971
Carrying amount	498,199,000	500,282,000			300,000
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Facility	385,000,000	385,000,000	$ 385,000,000	$ 350,000,000	$ 350,000
Carrying amount	0	0
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Carrying amount	$ 12,555,000	$ 8,313,000